Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000118601 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Institutional Shares
Trading Symbol	BIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2025, the Fund's Institutional Shares returned 10.23%.
  For the same period, the Russell 1000® Index returned 26.71% and the FTSE Nareit All Equity REITs Net Index returned 10.06%.
What contributed to absolute performance?
In sector terms, positive contributions were led by holdings of health care, apartment, data center, retail and triple net lease real estate investment trusts (“REITs”). Leading individual contributors included a health care infrastructure investor, a data center and colocation provider, a multifamily housing investor, a triple net lease retail space provider, and a shopping mall investor.
What detracted from absolute performance?
In sector terms, detractors included holdings within industrial and tower REITs. Individual positions that weighed most heavily on return included an investor in post-acute care facilities and senior living communities, an investor in Southern California industrial properties, a cold storage solutions provider, a wireless infrastructure operator, and an investor in single-family rental homes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.23%	3.54%	5.26%
Russell 1000® Index	26.71	14.97	13.54
FTSE Nareit All Equity REITs Net Index	10.06	2.09	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,489,738
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,797,078
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$344,489,738
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$1,797,078
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.7%
Retail REITs	14.6%
Residential REITs	13.7%
Health Care REITs	12.6%
Industrial REITs	12.5%
Office REITs	3.4%
Hotel & Resort REITs	2.5%
Diversified REITs	1.4%
Short-Term Securities	1.2%
Other Assets Less Liabilities	0.4%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(b)Excludes short-term securities.
C000118599 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor A Shares
Trading Symbol	BAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2025, the Fund's Investor A Shares returned 10.03%.
  For the same period, the Russell 1000® Index returned 26.71% and the FTSE Nareit All Equity REITs Net Index returned 10.06%.
What contributed to absolute performance?
In sector terms, positive contributions were led by holdings of health care, apartment, data center, retail and triple net lease real estate investment trusts (“REITs”). Leading individual contributors included a health care infrastructure investor, a data center and colocation provider, a multifamily housing investor, a triple net lease retail space provider, and a shopping mall investor.
What detracted from absolute performance?
In sector terms, detractors included holdings within industrial and tower REITs. Individual positions that weighed most heavily on return included an investor in post-acute care facilities and senior living communities, an investor in Southern California industrial properties, a cold storage solutions provider, a wireless infrastructure operator, and an investor in single-family rental homes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.03%	3.28%	4.99%
Investor A Shares (with sales charge)	4.25	2.17	4.43
Russell 1000® Index	26.71	14.97	13.54
FTSE Nareit All Equity REITs Net Index	10.06	2.09	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,489,738
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,797,078
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$344,489,738
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$1,797,078
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.7%
Retail REITs	14.6%
Residential REITs	13.7%
Health Care REITs	12.6%
Industrial REITs	12.5%
Office REITs	3.4%
Hotel & Resort REITs	2.5%
Diversified REITs	1.4%
Short-Term Securities	1.2%
Other Assets Less Liabilities	0.4%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(b)Excludes short-term securities.
C000118600 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor C Shares
Trading Symbol	BCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2025, the Fund's Investor C Shares returned 9.18%.
  For the same period, the Russell 1000® Index returned 26.71% and the FTSE Nareit All Equity REITs Net Index returned 10.06%.
What contributed to absolute performance?
In sector terms, positive contributions were led by holdings of health care, apartment, data center, retail and triple net lease real estate investment trusts (“REITs”). Leading individual contributors included a health care infrastructure investor, a data center and colocation provider, a multifamily housing investor, a triple net lease retail space provider, and a shopping mall investor.
What detracted from absolute performance?
In sector terms, detractors included holdings within industrial and tower REITs. Individual positions that weighed most heavily on return included an investor in post-acute care facilities and senior living communities, an investor in Southern California industrial properties, a cold storage solutions provider, a wireless infrastructure operator, and an investor in single-family rental homes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2015 through January 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.18%	2.50%	4.37%
Investor C Shares (with sales charge)	8.18	2.50	4.37
Russell 1000® Index	26.71	14.97	13.54
FTSE Nareit All Equity REITs Net Index	10.06	2.09	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,489,738
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,797,078
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$344,489,738
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$1,797,078
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.7%
Retail REITs	14.6%
Residential REITs	13.7%
Health Care REITs	12.6%
Industrial REITs	12.5%
Office REITs	3.4%
Hotel & Resort REITs	2.5%
Diversified REITs	1.4%
Short-Term Securities	1.2%
Other Assets Less Liabilities	0.4%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.1%
Equinix, Inc.	7.2%
American Tower Corp.	6.3%
AvalonBay Communities, Inc.	5.3%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.1%
SBA Communications Corp.	4.1%
VICI Properties, Inc.	3.7%
Extra Space Storage, Inc.	3.6%
(b)Excludes short-term securities.